Stock-Based Compensation (Details 1) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 28, 2015	May. 29, 2015	Nov. 09, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 22.3	$ 10.6	$ 6.9
Restricted stock activity consisted of the following:
Stockholders' Equity Note, Stock Split	1.333
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		9.0
Cash-settleable Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 13.3
Service Condition Option [Member] | Equity Option [Member]
Restricted stock activity consisted of the following:
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years 5 months
Minimum [Member] | Service Condition Option [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate		40.00%	55.00%	60.00%
Restricted stock activity consisted of the following:
Risk-free rate of return		1.70%	0.90%	0.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years 11 months	5 years 11 months
Maximum [Member] | Service Condition Option [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate		55.00%	60.00%	70.00%
Restricted stock activity consisted of the following:
Risk-free rate of return		2.30%	2.30%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 5 months	6 years 1 month
2015 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,400,000
2015 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		6,085
Restricted stock activity consisted of the following:
Strike Price of Options Granted After Deduction						$ 24.65
Employee service share-based compensation, nonvested awards, compensation not yet recognized, share-based awards other than options		$ 0.1
Stock Based compensation expense remaining to be recognized in future years for service condition awards		9 months
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,400,000
2012 Management Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		10,100,000
2012 Management Equity Plan [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised		$ 5.2	$ 1.1	$ 0.5
Restricted stock activity consisted of the following:
Total fair value of options vested		$ 3.8	$ 3.0	$ 3.7
Original Term of Options Granted		10 years
Percentage of Service Condition Awards Vesting		20.00%
Percentage of Grants Based on Service Condition Award Vesting Each Quarter		5.00%
2012 Management Equity Plan [Member] | Restricted Stock [Member]
Restricted stock activity consisted of the following:
Strike Price of Options Granted After Deduction							$ 20.34	$ 4.99
Employee service share-based compensation, nonvested awards, compensation not yet recognized, share-based awards other than options		$ 0.6
Stock Based compensation expense remaining to be recognized in future years for service condition awards		1 year
Vesting period for restricted stock granted					3 years
2012 Management Equity Plan [Member] | Service Condition Option [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		7 years 3 months	8 years 2 months
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 5.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		9,814,760	10,243,368
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price		$ 7.02	$ 6.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 201.7	$ 65.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		(453,856)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 7.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		(572)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ 8.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		7,627,081
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		475,169
Restricted stock activity consisted of the following:
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		1,773,822
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price		$ 6.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 7.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term		7 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 155.5
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 14.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(449,349)
Stock Based compensation expense remaining to be recognized in future years for service condition awards		2 years 9 months
Percentage of Stock Options and Stock Appreciation Rights Vest Granted Based on Service Condition Award		40.00%
Vesting period for restricted stock granted		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 38.1
2012 Management Equity Plan [Member] | Market Condition Option [Member] | Equity Option [Member]
Restricted stock activity consisted of the following:
Percentage of Stock Options and Stock Appreciation Rights Vest Granted Based on Market Condition Award		60.00%